Other non-current debts	12 Months Ended
Dec. 31, 2025
Other non-current debts [abstract]
Other non-current debts

22. Other non-current debts

The installment liability related to the adaptation works of the plant of a Chinese subsidiary, originated in 2024, was settled early in 2025.

	31/12/25	31/12/24
Trade payables on leasehold improvements	—	465
Total Other non-current debts	—	465